BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Financial reporting in hyperinflationary economy (Details)	36 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Level of price index	1,859.38	1,128.45		686.95
Adjustment coefficient	1.000	1.648		2.707
Inflation rate	268.00%	156.00%	136.00%	74.00%